Plant Relocation	12 Months Ended
Dec. 31, 2012
Plant Relocation [Abstract]
Plant Relocation
Plant Relocation
In November 2006, the Company finalized a settlement agreement with the Frankfurt, Germany Airport ("Fraport") that required the Company to cease operations at its Kelsterbach, Germany POM site and sell the site, including land and buildings, to Fraport, resolving several years of legal disputes related to the planned Fraport expansion. Under the original agreement, Fraport agreed to pay the Company a total of €670 million. The agreement requires the Company to complete certain activities no later than December 31, 2013 at which time title to the land and buildings will transfer to Fraport. The agreement did not require the proceeds from the settlement be used to build or relocate the existing POM operations; however, based on a number of factors, the Company built a new expanded production facility in the Frankfurt Hoechst Industrial Park in the Rhine Main area in Germany.
The Company received its final payment from Fraport of €110 million during the three months ended June 30, 2011 and ceased POM operations at the Kelsterbach, Germany facility prior to July 31, 2011. In September 2011, the Company announced the opening of its new POM production facility in Frankfurt Hoechst Industrial Park, Germany.
A summary of the financial statement impact associated with the Kelsterbach plant relocation is as follows:

	Year Ended December 31,			Total From Inception Through
	2012	2011	2010	December 31, 2012
	(In $ millions)
Deferred proceeds (1)	—	158	—	907
Costs expensed	7	47	26	113
Costs capitalized (2)	35	171	305	1,127
Lease buyout	—	—	22	22
Employee termination benefits	—	8	—	8
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(1)
Included in noncurrent Other liabilities in the consolidated balance sheets. Amounts reflect the US dollar equivalent at the time of receipt. Upon transfer of title to Fraport, the deferred proceeds will be recognized in the consolidated statements of operations. Such proceeds will be reduced by assets of €22 million included in Property, plant and equipment, net and €87 million included in noncurrent Other assets in the consolidated balance sheets, to be transferred to Fraport or otherwise disposed.

(2)	Includes a decrease in accrued capital expenditures of $14 million, $33 million and $7 million for the years ended December 31, 2012, 2011 and 2010, respectively.